Statements of Net Assets Available for Benefits - EBP 005 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Participant-directed investments, at fair value:
Total participant-directed investments	$ 1,096,966,921	$ 965,218,428
Notes receivable from participants	7,963,397	7,703,367
Contributions receivable	15,380	37,893
Net assets available for benefits	1,104,945,698	972,959,688
Money market
Participant-directed investments, at fair value:
Total participant-directed investments	7,505,185	6,392,366
Mutual funds
Participant-directed investments, at fair value:
Total participant-directed investments	252,101,862	230,333,902
Common stock - SPX Technologies, Inc.
Participant-directed investments, at fair value:
Total participant-directed investments	249,252,699	196,604,436
Common collective trust funds
Participant-directed investments, at fair value:
Total participant-directed investments	$ 588,107,175	$ 531,887,724